Schedule of Investments (unaudited)
December 31, 2022
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	8	$ 733
Expeditors International of Washington, Inc.	82	8,521
United Parcel Service, Inc., Class B	115	19,992
		29,246
Automobiles — 1.2%
Tesla, Inc.(a)	141	17,368
Beverages — 0.7%
PepsiCo, Inc.	55	9,936
Biotechnology — 4.7%
AbbVie, Inc.	239	38,625
Amgen, Inc.	34	8,930
Moderna, Inc.(a)	55	9,879
Vertex Pharmaceuticals, Inc.(a)	36	10,396
		67,830
Building Products — 1.3%
Carlisle Cos., Inc.	17	4,006
Masco Corp.	211	9,847
Trex Co., Inc.(a)	103	4,360
		18,213
Capital Markets — 3.1%
Ameriprise Financial, Inc.	28	8,719
Blackstone, Inc., Class A, NVS	5	371
FactSet Research Systems, Inc.	11	4,413
MSCI, Inc., Class A	37	17,211
Raymond James Financial, Inc.	139	14,852
		45,566
Chemicals — 1.3%
CF Industries Holdings, Inc.	98	8,350
Chemours Co.	189	5,787
Mosaic Co.	83	3,641
Scotts Miracle-Gro Co.	30	1,458
		19,236
Communications Equipment — 0.5%
Arista Networks, Inc.(a)	39	4,732
Ubiquiti, Inc.	9	2,462
		7,194
Containers & Packaging — 0.4%
Sealed Air Corp.	124	6,185
Distributors — 0.3%
Pool Corp.	13	3,930
Diversified Consumer Services — 0.3%
H&R Block, Inc.	135	4,929
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.(a)	79	8,261
Jabil, Inc.	44	3,001
Keysight Technologies, Inc.(a)	2	342
Vontier Corp.	201	3,885
		15,489
Equity Real Estate Investment Trusts (REITs) — 0.5%
Apartment Income REIT Corp.	78	2,676
Public Storage	16	4,483
SBA Communications Corp.	3	841
		8,000
Security	Shares	Value
Food & Staples Retailing — 2.6%
BJ’s Wholesale Club Holdings, Inc.(a)	127	$ 8,402
Costco Wholesale Corp.	64	29,216
		37,618
Food Products — 1.2%
Hershey Co.	73	16,905
Health Care Equipment & Supplies — 0.1%
IDEXX Laboratories, Inc.(a)	2	816
Health Care Providers & Services — 3.0%
Chemed Corp.	16	8,167
DaVita, Inc.(a)	66	4,928
HCA Healthcare, Inc.	26	6,239
McKesson Corp.	19	7,128
Molina Healthcare, Inc.(a)	22	7,265
UnitedHealth Group, Inc.	18	9,543
		43,270
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	1	161
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class A(a)	66	5,643
Domino’s Pizza, Inc.	27	9,353
Yum! Brands, Inc.	42	5,379
		20,375
Household Products — 0.3%
Procter & Gamble Co.	29	4,395
Independent Power and Renewable Electricity Producers — 0.7%
Vistra Corp.	452	10,486
Insurance — 0.7%
Aon PLC, Class A	1	300
Assurant, Inc.	81	10,130
		10,430
Interactive Media & Services — 1.3%
Alphabet, Inc., Class A(a)	127	11,205
Alphabet, Inc., Class C, NVS(a)	88	7,809
		19,014
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(a)	597	50,148
eBay, Inc.	157	6,511
Wayfair, Inc., Class A(a)(b)	115	3,782
		60,441
IT Services — 1.5%
Gartner, Inc.(a)	5	1,681
Mastercard, Inc., Class A	1	348
MongoDB, Inc.(a)	12	2,362
Paychex, Inc.	34	3,929
VeriSign, Inc.(a)	66	13,559
		21,879
Leisure Products — 0.0%
YETI Holdings, Inc.(a)	7	289
Life Sciences Tools & Services — 1.0%
Danaher Corp.	2	531
Maravai LifeSciences Holdings, Inc., Class A(a)	271	3,878
Mettler-Toledo International, Inc.(a)	7	10,118
Waters Corp.(a)	1	343
		14,870
Machinery — 0.7%
Allison Transmission Holdings, Inc.	163	6,781

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Factors US Growth Style ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Otis Worldwide Corp.	42	$ 3,289
Toro Co.	1	113
		10,183
Media — 0.1%
Liberty Broadband Corp., Class A(a)	13	986
Multiline Retail — 1.5%
Dollar General Corp.	40	9,850
Nordstrom, Inc.	4	65
Target Corp.	77	11,476
		21,391
Oil, Gas & Consumable Fuels — 1.3%
Devon Energy Corp.	238	14,639
Range Resources Corp.	195	4,879
		19,518
Paper & Forest Products — 1.9%
Louisiana-Pacific Corp.	460	27,232
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	7	1,737
Pharmaceuticals — 3.5%
Eli Lilly & Co.	63	23,048
Merck & Co., Inc.	245	27,183
		50,231
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp., Class A	208	21,740
FTI Consulting, Inc.(a)	35	5,558
Robert Half International, Inc.	83	6,128
		33,426
Road & Rail — 2.4%
Old Dominion Freight Line, Inc.	21	5,959
RXO, Inc.(a)	1,657	28,501
		34,460
Semiconductors & Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(a)	1	65
Allegro MicroSystems, Inc.(a)	206	6,184
Applied Materials, Inc.	1	97
Broadcom, Inc.	28	15,656
KLA Corp.	16	6,032
Lattice Semiconductor Corp.(a)	60	3,893
NVIDIA Corp.(b)	176	25,721
QUALCOMM, Inc.	336	36,940
Teradyne, Inc.	41	3,581
Texas Instruments, Inc.	88	14,539
		112,708
Software — 19.4%
Adobe, Inc.(a)	15	5,048
Aspen Technology, Inc.(a)	27	5,546
Atlassian Corp., Class A(a)	147	18,916
Cadence Design Systems, Inc.(a)	86	13,815
Crowdstrike Holdings, Inc., Class A(a)	123	12,951
Dropbox, Inc., Class A(a)	153	3,424
Fair Isaac Corp.(a)	19	11,373
Fortinet, Inc.(a)	255	12,467
HubSpot, Inc.(a)	12	3,470
Intuit, Inc.	16	6,227
Manhattan Associates, Inc.(a)	133	16,146
Microsoft Corp.	625	149,887
Security	Shares	Value
Software (continued)
Nutanix, Inc., Class A(a)	96	$ 2,501
Oracle Corp.	67	5,477
Palo Alto Networks, Inc.(a)	13	1,814
Smartsheet, Inc., Class A(a)	176	6,927
Synopsys, Inc.(a)	14	4,470
Teradata Corp.(a)	29	976
Zscaler, Inc.(a)	1	112
		281,547
Specialty Retail — 6.3%
AutoZone, Inc.(a)	5	12,331
Best Buy Co., Inc.	110	8,823
Home Depot, Inc.	59	18,636
Leslie’s, Inc.(a)	363	4,432
Lowe’s Cos., Inc.	80	15,939
O’Reilly Automotive, Inc.(a)	1	844
Tractor Supply Co.	25	5,624
Victoria’s Secret & Co.(a)	206	7,371
Williams-Sonoma, Inc.	158	18,158
		92,158
Technology Hardware, Storage & Peripherals — 14.5%
Apple Inc.	1,407	182,812
HP, Inc.	683	18,352
NetApp, Inc.	146	8,769
Pure Storage, Inc., Class A(a)	41	1,097
		211,030
Textiles, Apparel & Luxury Goods — 1.3%
Deckers Outdoor Corp.(a)	31	12,374
Lululemon Athletica, Inc.(a)	8	2,563
NIKE, Inc., Class B	35	4,095
		19,032
Trading Companies & Distributors — 1.3%
Watsco, Inc.	21	5,237
WESCO International, Inc.(a)	7	876
WW Grainger, Inc.	22	12,238
		18,351
Total Long-Term Investments — 99.8% (Cost: $1,761,534)		1,448,061
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(c)(d)(e)	26,896	26,904
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	3,923	3,923
Total Short-Term Securities — 2.1% (Cost: $30,816)		30,827
Total Investments — 101.9% (Cost: $1,792,350)		1,478,888
Liabilities in Excess of Other Assets — (1.9)%		(27,070)
Net Assets — 100.0%		$ 1,451,818
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
iShares® Factors US Growth Style ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 4,274	$ 22,623(a)	$ —	$ (3)	$ 10	$ 26,904	26,896	$ 101(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	3,923(a)	—	—	—	3,923	3,923	46	—
				$ (3)	$ 10	$ 30,827		$ 147	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,448,061	$ —	$ —	$ 1,448,061
Short-Term Securities
Money Market Funds	30,827	—	—	30,827
	$ 1,478,888	$ —	$ —	$ 1,478,888
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust
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